Financial Instruments Narrative (Detail)		1 Months Ended		9 Months Ended
	Sep. 25, 2017 day $ / shares	Jul. 31, 2018 shares	Jan. 31, 2014 shares	Sep. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2018 shares	Dec. 31, 2017 USD ($) $ / shares
Derivative [Line Items]
Common stock, par value (in usd per share) | $ / shares				$ 0.001		$ 0.001
Available through exercise of stock purchase warrant (in shares)			1,500,000.0
Teekay Offshore
Derivative [Line Items]
Common Unit, Authorized		1
Class of warrant or right, exercise price of warrants (in USD per share) | $ / shares	$ 0.01
Common stock, par value (in usd per share) | $ / shares	$ 4.00
Common stock, threshold consecutive trading days | day	10
Series D Warrant
Derivative [Line Items]
Number of shares available through exercise of stock purchase warrant (in shares)				1,755,000
Class of warrant or right, term				7 years
Series D Warrant | Teekay Offshore
Derivative [Line Items]
Stock purchase warrants | $				$ 1,200,000		$ 1,300,000
Teekay Offshore | Series B
Derivative [Line Items]
Class of warrant or right, exercise price of warrants (in USD per share) | $ / shares				$ 4.55
Teekay Corporation | Stock purchase warrants | Brookfield
Derivative [Line Items]
Number of shares available through exercise of stock purchase warrant (in shares)				15,500,000	14,500,000
Class of warrant or right, warrants issued (in shares)		1,000,000
General Partner | Brookfield
Derivative [Line Items]
Members or limited partners, ownership interest		2.00%
Brookfield Transaction | Teekay Offshore | Stock purchase warrants
Derivative [Line Items]
Warrants and rights outstanding | $				$ 31,000,000		$ 29,400,000
Tanker Investments Limited | Stock purchase warrants
Derivative [Line Items]
Stock purchase warrants | $				$ 0
Measurement Input, Price Volatility | Teekay Offshore | Stock purchase warrants
Derivative [Line Items]
Warrants and rights outstanding, measurement input				58.80%
Measurement Input, Price Volatility | Teekay Offshore | Series D Warrant
Derivative [Line Items]
Warrants and rights outstanding, measurement input				58.90%